Allowance For Loan Losses (Tables)	12 Months Ended
Dec. 31, 2013
Allowance for Loan and Lease Losses, Adjustments, Net [Abstract]
Schedule Of Allowance For Loan Loss By Portfolio Segment
The following summarizes the activity in the allowance for loan loss, by portfolio segment (in thousands).  The following also presents the balance in the allowance for loan loss disaggregated on the basis of the Company’s impairment measurement method and the related recorded investment in loans, by portfolio segment (in thousands).

	Commercial and industrial	Commercial real estate	Residential real estate	Home equity	Consumer	DDA overdrafts	Total
December 31, 2013
Allowance for loan loss
Beginning balance	$498	$10,440	$5,229	$1,699	$81	$862	$18,809
Charge-offs	1,040	2,187	2,181	295	454	1,483	7,640
Recoveries	84	785	234	—	327	1,128	2,558
Provision	1,308	1,431	2,775	266	123	348	6,251
Provision for acquired loans with deteriorated credit quality	289	306	—	2	—	—	597
Ending balance	$1,139	$10,775	$6,057	$1,672	$77	$855	$20,575

December 31, 2012
Allowance for loan loss
Beginning balance	$590	$11,666	$4,839	$1,525	$88	$701	$19,409
Charge-offs	226	4,604	1,030	1,355	190	1,522	8,927
Recoveries	32	289	22	18	135	1,456	1,952
Provision	102	3,089	1,398	1,511	48	227	6,375
Ending balance	$498	$10,440	$5,229	$1,699	$81	$862	$18,809

As of December 31, 2013
Allowance for loan loss
Evaluated for impairment:
Individually	$—	$880	$—	$—	$—	$—	$880
Collectively	827	9,615	6,054	1,672	77	855	19,100
Acquired with deteriorated credit quality	312	280	3	—	—	—	595
Total	$1,139	$10,775	$6,057	$1,672	$77	$855	$20,575

Loans
Evaluated for impairment:
Individually	$—	$11,837	$459	$298	$—	$—	$12,594
Collectively	162,500	1,004,475	1,204,594	142,325	46,292	3,905	2,564,091
Acquired with deteriorated credit quality	1,984	24,554	2,097	767	110	—	29,512
Total	$164,484	$1,040,866	$1,207,150	$143,390	$46,402	$3,905	$2,606,197

As of December 31, 2012
Allowance for loan loss

Evaluated for impairment:
Individually	$—	$—	$—	$—	$—	$—	$—
Collectively	498	10,440	5,229	1,699	81	862	18,809
Acquired with deteriorated credit quality	—	—	—	—	—	—	—
Total	$498	$10,440	$5,229	$1,699	$81	$862	$18,809

Loans
Evaluated for impairment:
Individually	$—	$9,912	$469	$298	$—	$—	$10,679
Collectively	108,739	805,365	1,030,840	142,724	36,453	4,551	2,128,672
Acquired with deteriorated credit quality	—	6,693	126	88	111	—	7,018
Total	$108,739	$821,970	$1,031,435	$143,110	$36,564	$4,551	$2,146,369

Schedule Of Credit Quality Indicators
The following table presents the Company's commercial loans by credit quality indicators, by class (in thousands):

	Commercial and industrial	Commercial real estate	Total
December 31, 2013
Pass	$158,000	$958,186	$1,116,186
Special mention	648	20,072	20,720
Substandard	5,416	62,139	67,555
Doubtful	420	469	889
Total	$164,484	$1,040,866	$1,205,350

December 31, 2012
Pass	$105,690	$771,617	$877,307
Special mention	878	15,015	15,893
Substandard	2,171	35,338	37,509
Doubtful	—	—	—
Total	$108,739	$821,970	$930,709

The following table presents the Company's non-commercial loans by payment performance, by class (in thousands):

	Performing	Non-Performing	Total
December 31, 2013
Residential real estate	$1,204,331	$2,819	$1,207,150
Home equity - junior lien	143,112	278	143,390
Consumer	46,353	49	46,402
DDA overdrafts	3,900	5	3,905
Total	$1,397,696	$3,151	$1,400,847

December 31, 2012
Residential real estate	$1,029,142	$2,293	$1,031,435
Home equity - junior lien	141,961	1,149	143,110
Consumer	36,564	—	36,564
DDA overdrafts	4,548	3	4,551
Total	$1,212,215	$3,445	$1,215,660

Schedule Of Aging Analysis Of Accruing And Non-Accruing Loans
The following presents an aging analysis of the Company’s accruing and non-accruing loans, by class (in thousands). The purchased credit-impaired loan column represents the purchased credit-impaired loans that the Company acquired that are contractually past due; however, are still performing in accordance with the Company's initial expectations.

	Originated Loans
	December 31, 2013
	Accruing
	Current	30-59 days	60-89 days	Over 90 days	Purchased-Credit Impaired	Non-accrual	Total
Residential real estate	$1,096,911	$4,123	$495	$231	$—	$1,905	$1,103,665
Home equity - junior lien	141,967	880	—	42	—	236	143,125
Commercial and industrial	144,197	—	—	—	—	79	144,276
Commercial real estate	835,908	668	—	—	—	13,097	849,673
Consumer	32,647	172	7	4	—	—	32,830
DDA overdrafts	3,511	374	15	5	—	—	3,905
Total	$2,255,141	$6,217	$517	$282	$—	$15,317	$2,277,474

	Acquired Loans
	December 31, 2013
	Accruing
	Current	30-59 days	60-89 days	Over 90 days	Purchased-Credit Impaired	Non-accrual	Total
Residential real estate	$101,789	$842	$172	$—	$—	$682	$103,485
Home equity - junior lien	265	—	—	—	—	—	265
Commercial and industrial	18,253	—	80	—	—	1,875	20,208
Commercial real estate	176,018	2,772	273	109	7,534	4,487	191,193
Consumer	12,876	622	29	45	—	—	13,572
DDA overdrafts	—	—	—	—	—	—	—
Total	$309,201	$4,236	$554	$154	$7,534	$7,044	$328,723

	Total Loans
	December 31, 2013
	Accruing
	Current	30-59 days	60-89 days	Over 90 days	Purchased-Credit Impaired	Non-accrual	Total
Residential real estate	$1,198,700	$4,965	$667	$231	$—	$2,587	$1,207,150
Home equity - junior lien	142,232	880	—	42	—	236	143,390
Commercial and industrial	162,450	—	80	—	—	1,954	164,484
Commercial real estate	1,011,926	3,440	273	109	7,534	17,584	1,040,866
Consumer	45,523	794	36	49	—	—	46,402
DDA overdrafts	3,511	374	15	5	—	—	3,905
Total	$2,564,342	$10,453	$1,071	$436	$7,534	$22,361	$2,606,197

	Originated Loans

	December 31, 2012
	Accruing
	Current	30-59 days	60-89 days	Over 90 days	Purchased-Credit Impaired	Non-accrual	Total
Residential real estate	$1,008,190	$4,910	$599	$239	$—	$2,054	$1,015,992
Home equity - junior lien	132,847	2,379	477	37	—	1,112	136,852
Commercial and industrial	105,989	260	236	—	—	98	106,583
Commercial real estate	766,404	433	199	1	—	15,930	782,967
Consumer	34,084	113	8	—	—	—	34,205
DDA overdrafts	4,270	270	8	3	—	—	4,551
Total	$2,051,784	$8,365	$1,527	$280	$—	$19,194	$2,081,150

	Acquired Loans
	December 31, 2012
	Accruing
	Current	30-59 days	60-89 days	Over 90 days	Purchased-Credit Impaired	Non-accrual	Total
Residential real estate	$15,443	$—	$—	$—	$—	$—	$15,443
Home equity - junior lien	6,258	—	—	—	—	—	6,258
Commercial and industrial	1,152	—	—	—	1,004	—	2,156
Commercial real estate	37,210	9	47	—	1,737	—	39,003
Consumer	2,359	—	—	—	—	—	2,359
DDA overdrafts	—	—	—	—	—	—	—
Total	$62,422	$9	$47	$—	$2,741	$—	$65,219

	Total Loans
	December 31, 2012
	Accruing
	Current	30-59 days	60-89 days	Over 90 days	Purchased-Credit Impaired	Non-accrual	Total
Residential real estate	$1,023,633	$4,910	$599	$239	$—	$2,054	$1,031,435
Home equity - junior lien	139,105	2,379	477	37	—	1,112	143,110
Commercial and industrial	107,141	260	236	—	1,004	98	108,739
Commercial real estate	803,614	442	246	1	1,737	15,930	821,970
Consumer	36,443	113	8	—	—	—	36,564
DDA overdrafts	4,270	270	8	3	—	—	4,551
Total	$2,114,206	$8,374	$1,574	$280	$2,741	$19,194	$2,146,369

Schedule Of Impaired Loans
The following presents the Company’s impaired loans, by class (in thousands):

	December 31, 2013			December 31, 2012
		Unpaid			Unpaid
	Recorded	Principal	Related	Recorded	Principal	Related
	Investment	Balance	Allowance	Investment	Balance	Allowance
With no related allowance recorded:
Residential real estate	$459	$459	$—	$469	$469	$—
Home equity - junior liens	298	298	—	298	298	—
Commercial and industrial	—	—	—	—	—	—
Commercial real estate	8,421	8,361	—	9,912	14,781	—
Consumer	—	—	—	—	—	—
DDA overdrafts	—	—	—	—	—	—
Total	$9,178	$9,118	$—	$10,679	$15,548	$—

With an allowance recorded
Residential real estate	$—	$—	$—	$—	$—	$—
Home equity - junior liens	—	—	—	—	—	—
Commercial and industrial	—	—	—	—	—	—
Commercial real estate	3,416	3,416	880	—	—	—
Consumer	—	—	—	—	—	—
DDA overdrafts	—	—	—	—	—	—
Total	$3,416	$3,416	$880	$—	$—	$—

Schedule Of Information Related To Average Recorded Investment And Interest Income Recognized On Impaired Loans
The following table presents information related to the average recorded investment and interest income recognized on the Company’s impaired loans, by class (in thousands):

	For the year ended
	December 31, 2013		December 31, 2012
	Average	Interest	Average	Interest
	Recorded	Income	Recorded	Income
	Investment	Recognized	Investment	Recognized
With no related allowance recorded:
Residential real estate	$463	$—	$—	$—
Home equity - junior liens	298	—	—	—
Commercial and industrial	—	—	—	—
Commercial real estate	9,006	57	13,124	—
Consumer	—	—	—	—
DDA overdrafts	—	—	—	—
Total	$9,767	$57	$13,124	$—

With an allowance recorded
Residential real estate	$—	$—	$—	$—
Home equity - junior liens	—	—	—	—
Commercial and industrial	—	—	—	—
Commercial real estate	3,324	—	—	—
Consumer	—	—	—	—
DDA overdrafts	—	—	—	—
Total	$3,324	$—	$—	$—

Schedule Of Troubled Debt Restructurings
The following tables set forth the Company’s TDRs (in thousands):

	December 31, 2013			December 31, 2012
		Non-			Non-
	Accruing	Accruing	Total	Accruing	Accruing	Total
Commercial and industrial	$88	$—	$88	$101	$—	$101
Commercial real estate	1,783	—	1,783	734	—	734
Residential real estate	18,651	1,693	20,344	18,826	162	18,988
Home equity	2,859	14	2,873	3,325	418	3,743
Consumer	—	—	—	142	—	142
	$23,381	$1,707	$25,088	$23,128	$580	$23,708

	New TDRs			New TDRs
	For the year ended			For the year ended
	December 31, 2013			December 31, 2012
		Pre	Post		Pre	Post
		Modification	Modification		Modification	Modification
		Outstanding	Outstanding		Outstanding	Outstanding
	Number of	Recorded	Recorded	Number of	Recorded	Recorded
	Contracts	Investment	Investment	Contracts	Investment	Investment
Commercial and industrial	1	$88	$88	1	$101	$101
Commercial real estate	3	1,564	1,559	1	184	179
Residential real estate	36	4,041	4,041	7	899	899
Home equity	17	473	473	15	973	973
Consumer	—	—	—	1	142	142
	57	$6,166	$6,161	25	$2,299	$2,294